RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The total remuneration paid to the Atento Group's key management personnel
Total	$ 11,819	$ 5,232	$ 4,806
The breakdown of the total remuneration shown above is as follow:
Salaries and variable remuneration	10,703	4,374	3,826
Salaries	9,524	3,303	3,826
Variable remuneration	1,179	1,071	0
Payment in kind	1,116	858	980
Medical insurance	206	138	117
Life insurance premiums	44	28	27
Key Management Personnel Compensation Other Shortterm Employee Benefits	866	692	836
Total	$ 11,819	$ 5,232	$ 4,806